Schedule I Condensed Non-Consolidated Financial Information of Registrant - Supplemental Cash Flow Information (Details) - Teekay Parent - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Supplemental Cash Flow [Line Items]
Dividends-in-kind	$ 58,000	$ 1,039	$ 0
Return of capital to parent	$ 1,700,000